Financial instruments: fair value measurement and sensitivity analysis of market risk	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]

26 Financial instruments: fair value measurement and sensitivity analysis of market risk

Financial instruments by category

The following tables present Equinor's classes of financial instruments and their carrying amounts by the categories as they are defined in IFRS 9 Financial Instruments: Classification and Measurement. See note 27 Changes in accounting policies for information on how Equinor’s classes of financial instruments were measured at IAS 39 categories. For financial investments the difference between measurement as defined by IFRS 9 categories and measurement at fair value is immaterial. See note 18 Finance debt for fair value information of non-current bonds, bank loans and finance lease liabilities.

See note 2 Significant accounting policies for further information regarding measurement of fair values.

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2018
Assets
Non-current derivative financial instruments		-	1,032	-	1,032
Non-current financial investments	13	90	2,365	-	2,455
Prepayments and financial receivables	13	854	-	179	1,033

Trade and other receivables	15	8,488	-	510	8,998
Current derivative financial instruments		-	318	-	318
Current financial investments	13	6,145	896	-	7,041
Cash and cash equivalents	16	5,301	2,255	-	7,556

Total		20,878	6,866	689	28,433

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2017
Assets
Non-current derivative financial instruments		-	1,603	-	1,603
Non-current financial investments	13	47	2,794	-	2,841
Prepayments and financial receivables	13	723	-	188	912

Trade and other receivables	15	8,560	-	865	9,425
Current derivative financial instruments		-	159	-	159
Current financial investments	13	4,085	4,363	-	8,448
Cash and cash equivalents	16	2,917	1,473	-	4,390

Total		16,332	10,393	1,053	27,778

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2018
Liabilities
Non-current finance debt	18	23,264	-	-	23,264
Non-current derivative financial instruments		-	1,207	-	1,207

Trade and other payables	21	8,115	-	255	8,369
Current finance debt	18	2,463	-	-	2,463
Dividend payable		766	-	-	766
Current derivative financial instruments		-	352	-	352

Total		34,608	1,559	255	36,422

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2017
Liabilities
Non-current finance debt	18	24,183	-	-	24,183
Non-current derivative financial instruments		-	900	-	900

Trade and other payables	21	8,849	-	888	9,737
Current finance debt	18	4,091	-	-	4,091
Dividend payable		729	-	-	729
Current derivative financial instruments		-	403	-	403

Total		37,852	1,302	888	40,042

Fair value hierarchy

The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2018
Level 1	1,088	-	365	-	-	-	-	1,453
Level 2	1,027	806	531	274	2,255	(1,172)	(351)	3,370
Level 3	250	227	-	44	-	(35)	(1)	485

Total fair value	2,365	1,032	896	318	2,255	(1,207)	(352)	5,307

At 31 December 2017
Level 1	1,126	-	355	-	-	-	-	1,481
Level 2	1,271	1,320	4,008	122	1,473	(900)	(399)	6,896
Level 3	397	283	-	37	-	-	(4)	713

Total fair value	2,794	1,603	4,363	159	1,473	(900)	(403)	9,090

Level 1, fair value based on prices quoted in an active market for identical assets or liabilities, includes financial instruments actively traded and for which the values recognised in the Consolidated balance sheet are determined based on observable prices on identical instruments. For Equinor this category will, in most cases, only be relevant for investments in listed equity securities and government bonds.

Level 2, fair value based on inputs other than quoted prices included within level 1, which are derived from observable market transactions, includes Equinor's non-standardised contracts for which fair values are determined on the basis of price inputs from observable market transactions. This will typically be when Equinor uses forward prices on crude oil, natural gas, interest rates and foreign exchange rates as inputs to the valuation models to determining the fair value of its derivative financial instruments.

Level 3, fair value based on unobservable inputs, includes financial instruments for which fair values are determined on the basis of input and assumptions that are not from observable market transactions. The fair values presented in this category are mainly based on internal assumptions. The internal assumptions are only used in the absence of quoted prices from an active market or other observable price inputs for the financial instruments subject to the valuation.

The fair value of certain earn-out agreements and embedded derivative contracts are determined by the use of valuation techniques with price inputs from observable market transactions as well as internally generated price assumptions and volume profiles. The discount rate used in the valuation is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows adjusted for a credit premium to reflect either Equinor's credit premium, if the value is a liability, or an estimated counterparty credit premium if the value is an asset. In addition a risk premium for risk elements not adjusted for in the cash flow may be included when applicable. The fair values of these derivative financial instruments have been classified in their entirety in the third category within current derivative financial instruments and non-current derivative financial instruments. Another reasonable assumption, that could have been applied when determining the fair value of these contracts, would be to extrapolate the last observed forward prices with inflation. Applying this assumption would have an insignificant impact on the fair value for these contracts.

The reconciliation of the changes in fair value during 2018 and 2017 for financial instruments classified as level 3 in the hierarchy are presented in the following table.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments liabilities	Current derivative financial instruments - liabilities	Total amount

Opening as at 1 January 2018	397	283	37	-	(4)	713
Total gains and losses recognised in statement of income	(91)	(44)	46	(35)	3	(122)
Purchases	35	-	-	-	-	35
Settlement	-	-	(36)	-	-	(36)
Transfer to level 1	(88)	-	-	-	-	(88)
Foreign currency translation differences	(3)	(13)	(3)	-	-	(18)

Closing as at 31 December 2018	250	227	44	(35)	(1)	485

Opening as at 1 January 2017	207	848	66	(6)	(4)	1,110
Total gains and losses recognised in statement of income	-	(69)	36	6	-	(27)
Purchases	90	-	-	-	-	90
Settlement	-	(533)	(67)	-	-	(600)
Transfer into level 3	94	-	-	-	-	94
Foreign currency translation differences	5	37	3	-	-	45

Closing as at 31 December 2017	397	283	37	-	(4)	713

During 2018 the financial instruments within level 3 have had a net decrease in the fair value of USD 228 million. The USD 122 million recognised in the Consolidated statement of income during 2018 are impacted by an increase of USD 54 million related to changes in fair value of certain earn-out agreements. Related to the same earn-out agreements, USD 36 million included in the opening balance for 2018 has been fully realised as the underlying volumes have been delivered during 2018.

Sensitivity analysis of market risk

Commodity price risk

The table below contains the commodity price risk sensitivities of Equinor's commodity based derivatives contracts. For further information related to the type of commodity risks and how Equinor manages these risks, see note 5 Financial risk management.

Equinor's assets and liabilities resulting from commodity based derivatives contracts consist of both exchange traded and non-exchange traded instruments, including embedded derivatives that have been bifurcated and recognised at fair value in the Consolidated balance sheet.

Price risk sensitivities at the end of 2018 at 30%, and at the end of 2017 at 20%, are assumed to represent a reasonably possible change based on the duration of the derivatives.

Since none of the derivative financial instruments included in the table below are part of hedging relationships, any changes in the fair value would be recognised in the Consolidated statement of income.

Commodity price sensitivity	2018		2017
(in USD million)	- 30%	+ 30%	- 20%	+ 20%

At 31 December
Crude oil and refined products net gains (losses)	275	(230)	687	(606)
Natural gas and electricity net gains (losses)	1,157	(1,156)	613	(613)

Currency risk

The following currency risk sensitivity has been calculated, by assuming an 9% reasonable change in the main exchange rates that impact Equinor’s financial accounts, based on balances at 31 December 2018. At 31 December 2017 a change of 8% in the main exchange rates were viewed as a reasonable change. With reference to table below, an increase in the exchange rates means that the disclosed currency has strengthened in value against all other currencies. The estimated gains and the estimated losses following from a change in the exchange rates would impact the Consolidated statement of income. For further information related to the currency risk and how Equinor manages these risks, see note 5 Financial risk management.

Currency risk sensitivity	2018		2017
(in USD million)	- 9%	+ 9%	- 8%	+ 8%

At 31 December
USD net gains (losses)	(230)	230	119	(119)
NOK net gains (losses)	311	(311)	(94)	94

Interest rate risk

The following interest rate risk sensitivity has been calculated by assuming a change of 0.6 percentage points as reasonably possible changes in the interest rates at the end of 2018. A change of 0.6 percentage points in the interest rates was also in 2017 viewed as reasonably possible changes. The estimated gains following from a decrease in the interest rates and the estimated losses following from an interest rate increase would impact the Consolidated statement of income. For further information related to the interest risks and how Equinor manages these risks, see note 5 Financial risk management.

Interest risk sensitivity	2018		2017
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.6 percentage points	+ 0.6 percentage points

At 31 December
Interest rate net gains (losses)	575	(575)	664	(664)